LONG-TERM DEBT AND CREDIT FACILITY (Tables)	12 Months Ended
Dec. 31, 2019
Financial Instruments [Abstract]
Disclosure of detailed information about borrowings

	Notes	December 31, 2019	December 31, 2018
7% Senior Notes	(a)	$388.1	$398.5
Equipment Loan	(b)	20.4	—
		$408.5	$398.5
Current portion of long-term debt		$4.6	$—
Non-current portion of long-term debt		403.9	398.5
		$408.5	$398.5

Contractual maturities of notes
The following are the contractual maturities related to the Equipment Loan, including interest payments:

	Payments due by period
Equipment Loan balance as at	Carrying amount[1]	Contractual cash flows	<1 yr	1-2 yrs	3-4 yrs	>4 yrs
December 31, 2019	$20.7	$23.3	$5.6	$10.5	$7.2	$—
December 31, 2018	$—	$—	$—	$—	$—	$—

1	The carrying amount of the long-term debt excludes unamortized deferred transaction costs of the Equipment Loan of $0.3 million as at December 31, 2019 (December 31, 2018 – $nil).
The following are the contractual maturities related to the Notes, including interest payments:

	Payments due by period
Notes balance as at	Carrying amount[1]	Contractual cash flows	<1 yr	1-2 yrs	3-4 yrs	>4 yrs
December 31, 2019	$400.0	$554.0	$28.0	$56.0	$56.0	$414.0
December 31, 2018	$400.0	$582.0	$28.0	$56.0	$56.0	$442.0

1
The carrying amount of the long-term debt excludes unamortized deferred transaction costs of the Notes of $4.1 million as at December 31, 2019 (December 31, 2018 – $5.0 million). The carrying amount of the long-term debt also excludes the embedded derivative.